Net Income per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to Phoenix New Media Limited	¥ 73,584	$ 11,360	¥ 263,091	¥ 279,554
Numerator:
Net income attributable to Phoenix New Media Limited	¥ 73,584	$ 11,360	¥ 263,091	¥ 279,554
Class A and Class B ordinary share [Member]
Denominator:
Weighted average number of shares outstanding	569,058,424	569,058,424	595,521,893	602,991,298
Weighted average number of contingently issuable shares	2,189,299	2,189,299	2,094,730	2,997,099
Denominator used in computing net income per share - basic	571,247,723	571,247,723	597,616,623	605,988,397
Net income per share - basic | (per share)	¥ 0.13	$ 0.02	¥ 0.44	¥ 0.46
Denominator:
Denominator used in computing net income per share - basic	571,247,723	571,247,723	597,616,623	605,988,397
Share-based awards	9,537,533	9,537,533	17,003,487	16,432,062
Denominator used in computing net income per share - diluted	580,785,256	580,785,256	614,620,110	622,420,459
Net income per share - diluted | (per share)	¥ 0.13	$ 0.02	¥ 0.43	¥ 0.45
ADS (1 ADS represents 8 Class A ordinary shares) [Member]
Denominator:
Denominator used in computing net income per share - basic	71,405,965	71,405,965	74,702,078	75,748,550
Net income per share - basic | (per share)	¥ 1.03	$ 0.16	¥ 3.52	¥ 3.69
Denominator:
Denominator used in computing net income per share - basic	71,405,965	71,405,965	74,702,078	75,748,550
Denominator used in computing net income per share - diluted	72,598,157	72,598,157	76,827,514	77,802,557
Net income per share - diluted | (per share)	¥ 1.01	$ 0.16	¥ 3.42	¥ 3.59